INCOME TAXES (10K) - Summary of reconciliation of the benefit (provision) for income taxes (Details 1) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Income Tax Disclosure [Abstract]
Indicated benefit (provision) at federal statutory rate of 34%					$ 2,523	$ 272	$ (94)
Effects of permanent differences					(2,040)	(215)	(8)
State income taxes, net of federal benefit					199	(410)	(18)
Income tax credits					70	40
Changes related to prior years						187
Change in valuation allowances					(137)	(163)	27,375
Benefit (provision) for income taxes	$ (209)	$ 93	$ (94)	$ (88)	$ 615	$ (289)	$ 27,255